Provisions and other liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	$ 15,952
Current portion, reported as trade, other payables and provisions, beginning	224
Provisions and other liabilities at the beginning period	16,175
New or increased provisions and other liabilities	1,692
Change in estimates	(253)
Amounts charged against provisions and other liabilities	(485)
Effects of change in the discount rate	1,828
Reduction due to divestments	(175)
Accretion expenses	456
Reclassification and transfer	21
Currency translation	(96)
Provisions and other liabilities at ending period	19,163
Current portion, reported as trade, other payables and provisions, ending	1,211
Non-current portion - ending period	17,951
Asset retirement obligations [Member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	12,544
Current portion, reported as trade, other payables and provisions, beginning	65
Provisions and other liabilities at the beginning period	12,609
New or increased provisions and other liabilities	563
Change in estimates	(115)
Amounts charged against provisions and other liabilities	(218)
Effects of change in the discount rate	1,779
Reduction due to divestments	(175)
Accretion expenses	456
Reclassification and transfer	(92)
Currency translation	(88)
Provisions and other liabilities at ending period	14,719
Current portion, reported as trade, other payables and provisions, ending	104
Non-current portion - ending period	14,616
Claims and litigations [Member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	905
Current portion, reported as trade, other payables and provisions, beginning	56
Provisions and other liabilities at the beginning period	961
New or increased provisions and other liabilities	(2)
Change in estimates	5
Amounts charged against provisions and other liabilities	0
Effects of change in the discount rate	0
Reduction due to divestments	0
Accretion expenses	0
Reclassification and transfer	0
Currency translation	0
Provisions and other liabilities at ending period	965
Current portion, reported as trade, other payables and provisions, ending	910
Non-current portion - ending period	54
Other provisions [Member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	2,503
Current portion, reported as trade, other payables and provisions, beginning	103
Provisions and other liabilities at the beginning period	2,606
New or increased provisions and other liabilities	1,130
Change in estimates	(143)
Amounts charged against provisions and other liabilities	(268)
Effects of change in the discount rate	49
Reduction due to divestments	0
Accretion expenses	0
Reclassification and transfer	113
Currency translation	(9)
Provisions and other liabilities at ending period	3,479
Current portion, reported as trade, other payables and provisions, ending	197
Non-current portion - ending period	$ 3,282